UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008
                                               --------------------

Check here if Amendment [  ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lane Five Capital Management LP
             --------------------------------------------------
Address:          1122 Kenilworth Drive, Suite 313
             --------------------------------------------------
                  Towson, MD 21204
             --------------------------------------------------

Form 13F File Number: ________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Scott J. Liotta
             --------------------------------------------------
Title:            CFO
             --------------------------------------------------
Phone:            443-921-2060
             --------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Scott J. Liotta              Towson, Maryland          May 9, 2008
-------------------------    -------------------------     -------------------
[Signature]                       [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                        -----------
Form 13F Information Table Entry Total:     18
                                        -----------
Form 13F Information Table Value Total:   109,890
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.


                                          Form 13F Information Table as of March 31, 2008

                                                                Shares/
                          Title of                    Value       PRN     SH/  PUT/   Invesment     Other         Voting Authority
Description               Class          Cusip        x1000      Amount   PRN  CALL   Discretion   Managers    Sole     Shares  None
------------------------  -----------    ---------   -------   ---------  ---  ----   ----------   --------  ---------  -----   ----
Amazon.Com, Inc.          Common         023135106     2,852      40,000  SH            SOLE         No         40,000
Ambassadors Group Inc.    Common         023177108     4,137     219,010  SH            SOLE         No        219,010
ABX Air, Inc.             Common         00080S101     4,116   1,400,000  SH            SOLE         No      1,400,000
American Science &
 Engineering Inc.         Common         029429107     5,593     102,500  SH            SOLE         No        102,500
Blue Nile Inc.            Common         09578R103     3,671      67,800  SH            SOLE         No         67,800
DeVry Inc.                Common         251893103     3,766      90,000  SH            SOLE         No         90,000
Fannie Mae (Federal
 National Mortgage
 Association)             Common         313586109     1,711      65,000  SH            SOLE         No         65,000
GP Strategies Corp.       Common         36225V104     1,037     109,200  SH            SOLE         No        109,200
Housevalues Inc.          Common         44183Y102     2,498   1,058,297  SH            SOLE         No      1,058,297
Healthsouth Corp.         Common-New     421924309     7,116     400,000  SH            SOLE         No        400,000
Learning Tree
 International Inc.       Common         522015106    15,422   1,100,000  SH            SOLE         No      1,100,000
LandAmerica Financial
 Group, Inc.              Common         514936103     5,921     150,000  SH            SOLE         No        150,000
Millicom International
 Cellular SA              Shs-New        L6388F110     6,004      63,500  SH            SOLE         No         63,500
NII Holdings Inc.         Class B-New    62913F201     5,962     187,600  SH            SOLE         No        187,600
Republic Services Inc.    Common         760759100     4,678     160,000  SH            SOLE         No        160,000
Titan International Inc.  Common         88830M102     6,887     225,000  SH            SOLE         No        225,000
Williams Controls Inc.    Common-New     969465608     7,422     540,584  SH            SOLE         No        540,584
Renault (Regie-Natl)
 -Ord Eur                 Foreign        F77098105    21,097     190,000  SH            SOLE         No        190,000
                                                     109,890